Significant Accounting Policies - Revenue Recognition ASU 2019-09 Adoption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Revenue initial application period, cumulative effect
Retained earnings		$ (26,349,299)	$ (21,470,936)
Inspirato LLC
Revenue initial application period, cumulative effect
Retained earnings		$ (211,168,000)	$ (184,682,000)
Difference between revenue guidance in effect before and after Topic 606 | ASU 2014-09 | Inspirato LLC
Revenue initial application period, cumulative effect
Deferred revenue				$ 4,600,000
Retained earnings				$ 4,600,000
Calculated under revenue guidance in effect before Topic 606 | Inspirato LLC
Revenue initial application period, cumulative effect
Revenue	$ 4,000,000.0